STATEMENTS OF INCOME (LOSS) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues and other income
Revenues	€ 372	€ 6,998	€ 3,197
Other income	4,891	4,293	4,182
Total revenues and other income	5,263	11,291	7,379
Research and development expenses	(23,717)	(33,791)	(31,758)
Marketing - Business development expenses	(563)	(249)	(225)
General and administrative expenses	(8,499)	(6,088)	(6,045)
Other operating income (expenses)	(2,202)	(1,475)	(2,255)
Operating profit (loss)	(29,718)	(30,312)	(32,903)
Financial income	2,057	175	142
Financial expenses	(5,959)	(81)	(253)
Financial income (loss)	(3,902)	93	(111)
Income tax
Net loss for the period	€ (33,619)	€ (30,218)	€ (33,014)
Basic / diluted loss per share (euros/share)	€ (0.99)	€ (1.28)	€ (1.61)
Weighted average number of outstanding shares used for computing basic/diluted loss per share	33,874,751	23,519,897	20,540,979